CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $)	Series A Preferred Shares Preferred shares USD ($)	Series A Preferred Shares Ordinary shares USD ($)	Series A Preferred Shares Additional paid-in capital USD ($)	Series B Preferred Shares Preferred shares USD ($)	Series B Preferred Shares Ordinary shares USD ($)	Series B Preferred Shares Additional paid-in capital USD ($)	Class A ordinary shares Ordinary shares USD ($)	Class A ordinary shares	Class B ordinary shares Ordinary shares USD ($)	Additional paid-in capital USD ($)	Retained earnings (deficit) USD ($)	Accumulated other comprehensive income (loss) USD ($)	Noncontrolling interest USD ($)	Total USD ($)
Balance at Dec. 31, 2011	$ 20,113,898			$ 41,147,021			$ 2,973		$ 1,651	$ 124,341,953	$ (166,553,261)	$ (765,033)		$ 18,289,202
Balance (in shares) at Dec. 31, 2011	20,212,500			8,166,667			29,724,301		16,510,358
Increase (Decrease) in Shareholders' Equity
Net income (loss)											(9,472,074)			(9,472,074)
Issuance of shares							2,201			66,020,596				66,022,797
Issuance of shares (in shares)							22,009,200
Direct offering expenses of follow-on offering										(3,332,962)				(3,332,962)
Conversion of Preferred Shares into ordinary shares	(20,113,898)	2,021	20,111,877	(41,147,021)	1,268	41,145,753
Conversion of Preferred Shares into ordinary shares (in shares)	(20,212,500)	20,212,500		(8,166,667)	12,682,206
Proceeds from registered capital contributions by shareholders of the VIE										2,292,763				2,292,763
Issuance of ordinary shares upon exercise of stock options							14			191,519				191,533
Issuance of ordinary shares upon exercise of stock options (in shares)							146,316							146,316
Issuance of ordinary shares upon vesting of shares awards (in shares)								0
Share-based compensation expenses										7,596,949				7,596,949
Foreign currency translation												994,606		994,606
Balance at Dec. 31, 2012							8,477		1,651	258,368,448	(176,025,335)	229,573		82,582,814
Balance (in shares) at Dec. 31, 2012							84,774,523		16,510,358
Increase (Decrease) in Shareholders' Equity
Net income (loss)											52,299,863			52,299,863
Issuance of shares							800			91,919,200				91,920,000
Issuance of shares (in shares)							8,000,000
Direct offering expenses of follow-on offering										(1,571,688)				(1,571,688)
Issuance of ordinary shares upon exercise of stock options							191			2,049,087				2,049,278
Issuance of ordinary shares upon exercise of stock options (in shares)							1,905,026							1,905,026
Issuance of ordinary shares upon vesting of shares awards							48							48
Issuance of ordinary shares upon vesting of shares awards (in shares)							476,065	476,065
Share-based compensation expenses										12,456,263				12,456,263
Foreign currency translation												3,518,820		3,518,820
Balance at Dec. 31, 2013							9,516		1,651	363,221,310	(123,725,472)	3,748,393		243,255,398
Balance (in shares) at Dec. 31, 2013							95,155,614		16,510,358
Increase (Decrease) in Shareholders' Equity
Net income (loss)											137,259,907		(14,470,715)	122,789,192
Issuance of ordinary shares upon exercise of stock options							188			1,786,441				1,786,629
Issuance of ordinary shares upon exercise of stock options (in shares)							1,883,977							1,883,977
Issuance of ordinary shares upon vesting of shares awards							99							99
Issuance of ordinary shares upon vesting of shares awards (in shares)							988,723	988,723
Share-based compensation expenses										36,790,447				36,790,447
Non-controlling interest arising from business combination													38,694,266	38,694,266
Other capital contribution										689,294				689,294
Foreign currency translation												(8,812,055)	(343,529)	(9,155,584)
Balance at Dec. 31, 2014							$ 9,803		$ 1,651	$ 402,487,492	$ 13,534,435	$ (5,063,662)	$ 23,880,022	$ 434,849,741
Balance (in shares) at Dec. 31, 2014							98,028,314		16,510,358